Significant Accounting Policies - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Cash payments for operating leases	¥ 48,943
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 29,915